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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  October 31

Date of reporting period:                         July 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Science and Technology Fund
ING International Growth Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of July 31, 2006 (Unaudited)

Shares			Value
COMMON STOCK: 96.7%

		Belgium: 0.8%
25,400	@, L	Option NV	$616,676
			616,676

		Bermuda: 1.3%
13,700		Accenture Ltd.	400,862
31,600	@	Marvell Technology Group Ltd.	586,180
			987,042

		Brazil: 0.1%
3,009	L	Tim Participacoes SA ADR	74,623
			74,623

		Finland: 1.0%
36,400		Nokia OYJ ADR	722,540
			722,540

		France: 1.4%
44,800	L	Alcatel SA ADR	505,344
4,600		Neopost SA	501,409
			1,006,753

		Germany: 2.3%
14,100		MAN AG	1,020,595
14,600	L	SAP AG ADR	666,198
			1,686,793

		Guernsey: 0.8%
17,000	@	Amdocs Ltd.	616,760
			616,760

		Hong Kong: 1.8%
118,400	L	ASM Pacific Technology	595,275
112,000		China Mobile Hong Kong Ltd.	724,133
			1,319,408

		India: 0.5%
46,700	@	Bharti Airtel Ltd.	384,679
			384,679

		Japan: 2.8%
46,700		Nabtesco Corp.	535,872
20,600		Nippon System Development Co., Ltd.	714,241
7,600		Otsuka Corp.	849,576
			2,099,689

		Mexico: 0.8%
17,100		America Movil SA de CV ADR	611,838
			611,838

		Netherlands: 1.2%
26,100	@	ASML Holding NV	519,390
16,600		Ordina NV	361,895
			881,285

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of July 31, 2006 (Unaudited) (continued)

Shares			Value

		Norway: 0.4%
89,600	@, L	Fast Search & Transfer ASA	296,457
			296,457

		Singapore: 1.5%
54,100	@	Flextronics International Ltd.	613,494
810,400	@	STATS ChipPAC Ltd.	462,087
			1,075,581

		South Korea: 1.4%
5,700	@	NHN Corp.	633,260
600		Samsung Electronics Co., Ltd.	381,754
			1,015,014

		Sweden: 0.6%
14,000	L	Telefonaktiebolaget LM Ericsson ADR	440,720
			440,720

		Switzerland: 4.2%
5,000		Alcon, Inc.	552,100
18,400		Novartis AG ADR	1,034,448
3,500		Roche Holding AG	622,868
10,200		Roche Holding AG ADR	907,053
			3,116,469

		Taiwan: 3.1%
95,000		Foxlink	356,656
78,356		HON HAI Precision Industry Co., Ltd.	464,300
449,160		Lite-On Technology Corp.	606,332
228,000		Unimicron Technology Corp.	278,110
556,759		Wistron Corp.	582,664
			2,288,062

		United Kingdom: 1.8%
51,300	@	Autonomy Corp. PLC	410,281
92,900		Meggitt PLC	515,676
49,900	@	Wolfson Microelectronics PLC	421,931
			1,347,888

		United States: 68.9%
75,000	@	3Com Corp.	355,500
15,200		Abbott Laboratories	726,104
28,400	@, L	Adobe Systems, Inc.	809,684
55,000	@	Agere Systems, Inc.	800,800
18,100	@	Agilent Technologies, Inc.	514,764
23,900	@, L	Akamai Technologies, Inc.	947,157
43,900	@, L	Alexion Pharmaceuticals, Inc.	1,508,404
7,000		Allergan, Inc.	754,950
12,100		Alltel Corp.	667,557
18,400		Analog Devices, Inc.	594,872
14,100	@	Apple Computer, Inc.	958,236
28,600	@, L	Applera Corp. - Celera Genomics Group	386,100
51,850		Applied Materials, Inc.	816,119
22,400	@, L	aQuantive, Inc.	459,200
18,100		AT&T, Inc.	542,819
91,100	@, L	BEA Systems, Inc.	1,069,514

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of July 31, 2006 (Unaudited) (continued)

Shares			Value

		United States (continued)
47,000	@, L	BioMarin Pharmaceuticals, Inc.	686,670
6,400		Black Box Corp.	263,104
48,300	@	Cadence Design Systems, Inc.	781,977
32,300	@	Ceridian Corp.	775,523
72,500	@	Cisco Systems, Inc.	1,294,125
13,900	@	Coherent, Inc.	445,634
8,300	L	Cooper Cos., Inc.	366,860
34,400	@	Corning, Inc.	656,008
16,300		CVS Corp.	533,336
10,400	@, L	DaVita, Inc.	520,208
16,400	@	Edwards Lifesciences Corp.	725,536
9,000	@, L	Electronic Arts, Inc.	423,990
13,500	@	Fiserv, Inc.	589,410
28,500	@	Foundry Networks, Inc.	295,260
10,800	@	Genentech, Inc.	872,856
14,900	@	Gilead Sciences, Inc.	916,052
14,300		Goodrich Corp.	577,291
3,300	@	Google, Inc.	1,275,780
20,100		Harris Corp.	915,555
43,600		Hewlett-Packard Co.	1,391,276
19,500	@, L	Huron Consulting Group, Inc.	676,260
33,300	@, L	Informatica Corp.	465,201
28,300	@	Integrated Device Technology, Inc.	437,801
46,100		Intel Corp.	829,800
9,800		International Business Machines Corp.	758,618
16,000		Intersil Corp.	376,160
57,000	@	Kemet Corp.	477,090
36,482	@, L	Keryx Biopharmaceuticals, Inc.	419,543
11,000		Kla-Tencor Corp.	464,090
14,400	@, L	Lam Research Corp.	598,896
14,500		Lockheed Martin Corp.	1,155,360
17,400	L	Manor Care, Inc.	870,870
12,500		Maxim Integrated Products	367,250
14,800	@	MEMC Electronic Materials, Inc.	450,216
17,800		Merck & Co., Inc.	716,806
13,500		Microchip Technology, Inc.	435,510
15,000		Micron Technology, Inc.	233,850
45,288		Microsoft Corp.	1,088,271
17,300		Molex, Inc.	548,756
15,700	@	Monster Worldwide, Inc.	628,000
52,100	L	Motorola, Inc.	1,185,796
11,400	@	Myogen, Inc.	351,804
9,600		National Semiconductor Corp.	223,296
30,200	@, L	Network Appliance, Inc.	896,638
9,400	@, L	Northstar Neuroscience, Inc.	125,020
15,500	@, L	Novatel Wireless, Inc.	171,430
35,500	@	Oplink Communications, Inc.	528,950
93,892	@	Oracle Corp.	1,405,563
13,700		Qualcomm, Inc.	483,062
8,800		Quest Diagnostics	529,056
24,400	@	Regeneron Pharmaceuticals, Inc.	333,304
35,700		Schering-Plough Corp.	729,708
15,700	@	Seagate Technology, Inc.	364,240
30,300	@, L	Sybase, Inc.	637,815
55,900	@, L	TIBCO Software, Inc.	444,964
41,300	@, L	TTM Technologies, Inc.	455,952
16,541	@	Unica Corp.	149,034
12,510		Valor Communications Group, Inc.	156,750

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of July 31, 2006 (Unaudited) (continued)

Shares				Value

		United States (continued)
28,295		Varian Medical Systems, Inc.		1,282,329
12,800	@	VeriFone Holdings, Inc.		361,600
6,200	@, L	Vertex Pharmaceuticals, Inc.		207,824
11,143	@	Waters Corp.		453,297
27,500	@, L	Wright Medical Group, Inc.		605,825
27,840	@, L	Yahoo!, Inc.		755,580
				51,055,416

		Total Common Stock
		(Cost $65,446,963)		71,643,693

Principal Amount				Value
SHORT-TERM INVESTMENTS: 26.7%

		U.S. Government Agency Obligations: 3.4%
$2,500,000	L	Federal Home Loan Bank, 5.140%, due 08/14/06		$2,495,013

		Total U.S. Government Agency Obligations
		(Cost $2,495,013)		2,495,013

		Securities Lending CollateralCC: 23.3%
17,241,233		The Bank of New York Institutional Cash Reserves Fund		17,241,233

		Total Securities Lending Collateral
		(Cost $17,241,233)		17,241,233

		Total Short-Term Investments:
		(Cost $19,736,246)		19,736,246

		Total Investments in Securities
		(Cost $85,183,209)*	123.4%	$91,379,939
		Other Assets and Liabilities - Net	(23.4)	(17,323,068)
		Net Assets	100.0%	$74,056,871

		Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2006.
	*	Cost for federal income tax purposes is $85,398,000.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$8,429,880
		Gross Unrealized Depreciation	(2,447,941)
		Net Unrealized Appreciation	$5,981,939

Precentage of
Industry	Net Assets
Aerospace/Defense	3.0%
Biotechnology	5.5
Commercial Services	1.4
Computers	10.8
Electrical Components & Equipment	0.7
Electronics	5.5
Federal Home Loan Bank	3.4
Healthcare - Products	4.9
Healthcare - Services	2.6
Holding Companies - Diversified	0.5
Internet	6.9
Machinery - Diversified	2.1
Office/Business Equipment	0.7
Pharmaceuticals	9.6
Retail	0.7
Semiconductors	13.0
Software	12.3
Telecommunications	16.5
Securities Lending Collateral	23.3
Other Assets and Liabilities - Net	(23.4)
Total Net Assets	100.0%

		PORTFOLIO OF INVESTMENTS
ING International Growth Fund		as of July 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 98.9%

		Australia: 5.8%
80,372		BHP Billiton Ltd.	$1,698,489
166,400		BlueScope Steel Ltd.	873,564
53,400		National Australia Bank Ltd.	1,463,888
66,600		QBE Insurance Group Ltd.	1,124,896
93,514		Santos Ltd.	826,777
			5,987,614

		Belgium: 2.3%
13,600		KBC Bancassurance Holdings	1,482,943
6,900		Umicore	873,424
			2,356,367

		Brazil: 0.8%
9,600	@	Petroleo Brasileiro SA ADR	882,048
			882,048

		China: 0.7%
419,000		China Life Insurance Co., Ltd.	707,410
			707,410

		Egypt: 0.8%
18,200		Orascom Telecom Holding SAE GDR	871,505
			871,505

		Finland: 1.1%
40,800		Fortum OYJ	1,107,291
			1,107,291

		France: 11.8%
106,784		Alcatel SA	1,202,360
14,842	@, #	Atos Origin	688,799
17,200		BNP Paribas	1,675,437
15,500		Bouygues	774,088
58,956		France Telecom SA	1,260,545
10,566		Lagardere SCA	741,084
31,200		Total SA	2,124,874
22,798		Veolia Environnement	1,241,128
12,300		Vinci SA	1,250,562
36,022		Vivendi Universal SA	1,223,208
			12,182,085

		Germany: 9.4%
21,847		DaimlerChrysler AG	1,129,073
10,458		Deutsche Bank AG	1,208,144
45,500		Deutsche Post AG	1,126,415
112,300		Deutsche Telekom AG	1,739,638
10,200		Fresenius Medical Care AG	1,226,032
10,000		Henkel KGaA	1,187,118
6,961		Muenchener Rueckversicherungs AG	958,236
13,200		RWE AG	1,156,757
			9,731,413

		PORTFOLIO OF INVESTMENTS
ING International Growth Fund		as of July 31, 2006 (Unaudited) (continued)
Shares			Value

		Greece: 0.9%
28,061		Coca-Cola Hellenic Bottling Co.	$890,215
			890,215

		Hong Kong: 0.8%
79,000		Cheung Kong Holdings Ltd.	856,097
			856,097

		Indonesia: 0.8%
25,200	@	Telekomunikasi Indonesia Tbk PT ADR	839,916
			839,916

		Ireland: 1.0%
58,900		Bank of Ireland	1,046,519
			1,046,519

		Italy: 4.9%
208,259		Banca Intesa S.p.A.	1,204,586
47,000		ENI-Ente Nazionale Idrocarburi S.p.A.	1,441,925
29,500		ERG S.p.A.	716,866
38,164		Italcementi SpA	949,505
68,600		Mediaset S.p.A.	778,612
			5,091,494

		Japan: 23.5%
39,900		Don Quijote Co., Ltd.	739,223
211		East Japan Railway Co.	1,570,200
25,000		Hoya Corp.	874,439
353		Japan Tobacco, Inc.	1,353,870
145,000	L	Kawasaki Kisen Kaisha Ltd.	841,975
135		Kenedix, Inc.	548,463
143		Mitsubishi Tokyo Financial Group, Inc.	2,003,362
200		Mizuho Financial Group, Inc.	1,681,700
108,000		Nippon Shinpan Co., Ltd.	634,667
178		Nippon Telegraph & Telephone Corp.	924,462
6,200		Nomura Research Institute Ltd.	830,260
12,800		Sankyo Co., Ltd.	702,405
3,670		SFCG Co., Ltd.	642,708
30,000		Shinko Electric Industries	893,613
131,000		Sumitomo Chemical Co., Ltd.	1,034,051
76,000		Sumitomo Corp.	1,078,625
62,000		Sumitomo Electric Industries Ltd.	812,791
187,000		Sumitomo Metal Industries Ltd.	747,555
59,201		Sumitomo Rubber Industries, Inc.	550,225
87,000		Sumitomo Trust & Banking Co., Ltd.	924,332
175,000		Taisei Corp.	586,477
83,000		Takashimaya Co., Ltd.	1,003,007
23,300		Takeda Chemical Industries Ltd.	1,501,765
171,000		Tokyo Gas Co., Ltd.	850,205
35,800		Yamaha Motor Co., Ltd.	934,350
			24,264,730

		Netherlands: 3.3%
24,944		European Aeronautic Defense and Space Co.	720,273
72,077		Royal Dutch Shell PLC - Class B	2,660,896
			3,381,169

		PORTFOLIO OF INVESTMENTS
ING International Growth Fund		as of July 31, 2006 (Unaudited) (continued)
Shares			Value

		Norway: 3.2%
33,740		Norsk Hydro ASA	$966,320
19,850	@	Petroleum Geo-Services ASA	1,086,013
70,800		Storebrand	735,081
35,152	@	Tandberg Television ASA	495,403
			3,282,817

		Singapore: 0.9%
79,000		DBS Group Holdings Ltd.	904,760
			904,760

		Sweden: 3.1%
63,400	@	Capio AB	967,883
391,000		Telefonaktiebolaget LM Ericsson	1,232,403
18,400		Volvo AB	975,560
			3,175,846

		Switzerland: 5.3%
13,940		Roche Holding AG	2,480,793
37,090	@	UBS AG	2,018,924
4,492		Zurich Financial Services AG	1,009,095
			5,508,812

		United Kingdom: 18.5%
33,021		AstraZeneca PLC	2,015,794
146,744	@	British Airways PLC	1,061,333
48,645		British American Tobacco PLC	1,310,811
23,763		Carnival PLC	945,572
208,100		Centrica PLC	1,139,587
92,700		GlaxoSmithKline PLC	2,564,936
99,635		HBOS PLC	1,814,715
243,704		International Power PLC	1,341,633
59,673		Royal Bank of Scotland Group PLC	1,943,554
49,321		SABMiller PLC	991,009
268,600	@	Standard Life PLC	1,254,366
67,275		Unilever PLC	1,592,288
525,700	@	Vodafone Group PLC	1,141,588
			19,117,186

		Total Common Stock
		(Cost $91,221,600)	102,185,294

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 1.5%

	Repurchase Agreement: 0.9%
$942,000	Deutsche Bank Repurchase Agreement dated 07/31/06, 5.260%, due 08/01/06, $942,138 to be received upon repurchase (Collateralized by $960,000 Federal Home Loan Bank, 3.375%, Market Value plus accrued interest $963,122, due 02/23/07)	$942,000

	Total Repurchase Agreement
	(Cost $942,000)	942,000

	Securities Lending CollateralCC: 0.6%
645,570	The Bank of New York Institutional Cash Reserves Fund	645,570

		PORTFOLIO OF INVESTMENTS
ING International Growth Fund		as of July 31, 2006 (Unaudited) (continued)
Principal Amount				Value

		Total Securities Lending Collateral
		(Cost $645,570)		$645,570

		Total Short-Term Investments:
		(Cost $1,587,570)		1,587,570

		Total Investments in Securities
		(Cost $92,809,170)*	100.4%	$103,772,864
		Other Assets and Liabilities - Net	(0.4)	(421,402)
		Net Assets	100.0%	$103,351,462

		Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security

	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2006.
	*	Cost for federal income tax purposes is $92,847,994.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$14,792,525
		Gross Unrealized Depreciation	(3,867,655)
		Net Unrealized Appreciation	$10,924,870

Percentage of
Industry	Net Assets
Aerospace/Defense	0.7%
Agriculture	2.6
Airlines	1.0
Auto Manufacturers	2.0
Auto Parts & Equipment	0.5
Banks	16.8
Beverages	1.8
Building Materials	0.9
Chemicals	1.9
Computers	0.7
Distribution/Wholesale	1.0
Diversified Financial Services	3.7
Electric	3.5
Electrical Components & Equipment	0.8
Electronics	0.9
Engineering & Construction	2.5
Food	1.5
Gas	1.9
Healthcare - Services	2.1
Household Products/Wares	1.2
Insurance	5.6
Iron/Steel	1.6
Leisure Time	2.5
Media	2.7

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of July 31, 2006 (Unaudited) (continued)

Mining	1.6
Oil & Gas	9.3
Oil & Gas Services	1.1
Pharmaceuticals	8.3
Real Estate	0.8
Retail	1.7
Semiconductors	0.9
Software	0.8
Telecommunications	9.4
Transportation	3.4
Water	1.2
Repurchase Agreement	0.9
Securities Lending Collateral	0.6
Other Assets and Liabilities - Net	(0.4)
Total Net Assets	100.0%

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Series Fund, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	September 29, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 29, 2006